Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net:
Property, Plant and Equipment, Net

10.            PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net are comprised of:

	At December 31, 2011	At December 31, 2010
Land	132,995	122,019
Buildings and land improvements	1,396,757	1,269,917
Transfer devices	142,801	145,448
Operating machinery and equipment .	2,742,409	2,353,948
Transportation equipment and vehicles	796,053	555,102
Tools, furniture, fixtures and other	36,529	52,070
	5,247,544	4,498,504
Less: accumulated depreciation	(1,773,063)	(1,567,214)
Operating property, plant and equipment, net	3,474,481	2,931,290

Mining plant and equipment	563,176	503,588
Less: accumulated depletion	(81,646)	(71,310)
Mining plant and equipment, net	481,530	432,278

Construction-in-progress	3,120,292	2,028,758
Property, plant and equipment, net	7,076,303	5,392,326

Included within construction-in-progress are advances to suppliers of equipment of $133,554 and $248,499 as of December 31, 2011 and 2010, respectively. During the years ended December 31, 2011 and 2010, the Group incurred interest expenses of $739,951 and $671,100, respectively, of which interest capitalized in the cost of property, plant and equipment was $178,460 and $112,703, respectively. The depreciation charge amounted to $377,312 and $329,959 for the years ended December 31, 2011 and 2010, respectively.

Mining plant and equipment, net included mining construction in progress in the amount of $131,861 and $95,668 as of December 31, 2011 and 2010, respectively.

Construction-in-progress includes costs of acquisition of property, plant and equipment and may include the capitalized costs necessary to deliver the asset to its intended location and prepare it for its productive use. The internally developed assets at construction-in-progress stage may also include material, direct labor costs, and allocable material and manufacturing overhead costs clearly related to the construction. The amounts of capitalized costs related to the Elga project (construction of coal deposit complex, railroad, bridges, roads, etc.) were $1,824,559 and $1,123,470 as of December 31, 2011 and 2010, respectively.

The Group decided to abandon and dispose of certain production equipment as a result of changes in its production strategy. For the year ended December 31, 2011, the loss resulting from write-off of equipment amounted to $11,006, out of which $8,225, $1,965 and $816 related to the Mining, Steel and Ferroalloy segments, respectively. For the year ended December 31, 2010, the loss resulting from the write-off of equipment amounted to $10,776, out of which $2,993, $3,039 and $4,744 related to the Mining, Steel and Ferroalloy segments, respectively.